COMBINED STATEMENTS OF CASH FLOWS (Unaudited) (USD $)	9 Months Ended		12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Cash Flows Provided By (Used In) Operating Activities:
Net loss	$ (318,714)	$ (1,379,210)	$ (1,258,634)	$ (2,474,765)	$ (3,409,080)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation and amortization	856,910	932,448	1,227,002	1,354,830	1,341,774
Impairment	3,700,000	70,700	70,700	1,178,651	2,376,000
Deferred income taxes	(459,000)	(710,000)	(1,361,000)	(1,272,000)	(1,970,000)
Gain on sale of assets	(3,475)	(4,609)	(14,011)	(44,886)
Compensation recognized under employee stock plan					5,889
Changes in operating assets and liabilities:
Cash held in escrow	101,271	(42,160)	6,388	393,278	436,518
Accounts receivable and mortgages receivable	(39,637)	(129,057)	16,908	249,697	(58,659)
Prepaid expenses and other current assets	83,436	1,145,301	910,484	(105,470)	7,933
Land and land development costs	(15,848)	24,963	20,003	92,460	(570,414)
Long-lived assets held for sale	2,024,686	1,629,363	2,621,531	1,001,171	973,748
Accounts payable and accrued liabilities	402,130	(631,089)	(633,742)	(520,456)	(52,171)
Deferred revenue	39,086	80,575	(37,753)	(60,510)	70,636
Net cash provided by (used in) operating activities	6,370,845	987,225	1,567,876	(208,000)	(847,826)
Cash Flows Provided By (Used In) Investing Activities:
Proceeds from disposition of assets	3,475	2,545,724	2,100,749	1,440,106
Additions to properties	(78,910)	(100,316)	(93,481)	(429,557)	(1,542,999)
Payments received under direct financing lease arrangements	0	7,788,195	7,788,195	8,598	11,280
Net cash provided by (used in) investing activities	(75,435)	10,233,603	9,795,463	1,019,147	(1,531,719)
Cash Flows Provided By (Used In) Financing Activities:
Proceeds from debt	2,139,425	2,541,850	4,269,457	6,474,530	7,928,262
Payment of debt	(4,668,328)	(13,807,900)	(15,512,545)	(7,298,481)	(5,275,527)
Deferred financing costs			0	0	(45,000)
Net cash used in financing activities	(2,528,903)	(11,266,050)	(11,243,088)	(823,951)	2,607,735
Net increase (decrease) in cash and cash equivalents	3,766,507	(45,222)	120,251	(12,804)	228,190
Cash and cash equivalents, beginning of period	497,409	377,158	377,158	389,962	161,772
Cash and cash equivalents, end of period	$ 4,263,916	$ 331,936	$ 497,409	$ 377,158	$ 389,962